Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Legal Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance beginning at Dec. 31, 2013	$ 2	$ 20,319	$ 1,367	$ 20,608	$ 4,570	$ 46,866
Balance beginning, shares at Dec. 31, 2013	24,214,670
Issuance of common stock		5,000				5,000
Issuance of common stock, shares	483,892
Exercise of warrants		821				821
Exercise of warrants, shares	102,570
Foreign currency translation					(16,001)	(16,001)
Net income (loss)				9,511		9,511
Balance ending at Dec. 31, 2014	$ 2	26,140	1,367	30,119	(11,431)	46,197	[1]
Balance ending, shares at Dec. 31, 2014	24,801,132
Issuance of common stock		5,765				5,765
Issuance of common stock, shares	500,000
Exercise of warrants	$ 1	13,679				13,680
Exercise of warrants, shares	1,001,848
Exercise of Unit Purchase Options, shares	13,680
Foreign currency translation					13,680	(19,738)
Net income (loss)				(12,765)		(12,765)
Balance ending at Dec. 31, 2015	$ 3	45,583	1,367	17,354	(31,169)	33,139
Balance ending, shares at Dec. 31, 2015	26,895,636
Issuance of common stock		11,690				11,690
Issuance of common stock, shares	1,000,000
Exercise of warrants		238				238
Exercise of warrants, shares	20,435
Exercise of Unit Purchase Options
Exercise of Unit Purchase Options, shares
Foreign currency translation					5,231	5,231
Net income (loss)				28,037		28,037
Balance ending at Jun. 30, 2016	$ 3	$ 57,511	$ 1,367	$ 45,391	$ (25,938)	$ 78,334
Balance ending, shares at Jun. 30, 2016	27,916,071

[1]	The Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement") as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares ("Earnout Shares") to be held in escrow and to be released after the closing based on the Company's achievement of specified share price targets or targets based on Tecnoglass Holding's net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income ("EBITDA") in the fiscal years ending December 31, 2014, 2015 or 2016.